Transactions with Related Parties, Castor Ships (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) $ / d	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Transactions with Related Parties [Abstract]
Administration fees	$ 600,000	$ 600,000
Management fees	4,461,650	2,524,500
Sale & purchase commission	3,641,900		$ 3,406,400
Due to related parties, current	1,214,548		4,507,569
Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	1,312,250	742,500
Sale & purchase commission	235,500	2,426,800
Due to related parties, current	542,844		$ 597,684
Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	1,557,300	364,540
Castor Ships [Member] | Management Agreements [Member]
Transactions with Related Parties [Abstract]
Quarterly management fee	$ 300,000
Commission rate on charter agreements	1.25%
Commission rate on each vessel sale and purchase transaction	1.00%
Sale & purchase commission	$ 235,500	2,426,800
Castor Ships [Member] | Management Agreements [Member] | Management Fees to Related Party [Member]
Transactions with Related Parties [Abstract]
Administration fees	$ 600,000	600,000
Castor Ships [Member] | Commercial Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	250
Management fees	$ 1,312,250	$ 742,500